UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Basix Capital, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew P. Spotswood
Title:	Manager
Phone:	415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood,  San Francisco, CA		May 10, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		91,804 (x 1000)


List of Other Included Managers:

NONE

<Page


NAME OF ISSUER             TITLE OF			CUSIP		    VALUE	SHARES	    INV.	OTHER  VOTING AUTH
                           CLASS    				    X1000			    DISC	MGR    SOLE

ACXIOM CORP                 COMMON STOCK      005125109         2,597     124,100  N    SOLE            124,100
ADTRAN INC                  COMMON STOCK      00738A106         1,704      96,600  N    SOLE             96,600
APPLIED FILMS CORP          COMMON STOCK      038197109         1,766      76,400  N    SOLE             76,400
AAR CORP -W/RTS TO PUR C/   COMMON STOCK      000361105         3,721     273,600  N    SOLE            273,600
AIRGAS INC                  COMMON STOCK      009363102         3,156     132,100  N    SOLE            132,100
AVIALL INC NEW              COMMON STOCK      05366B102         3,500     125,000  N    SOLE            125,000
CROWN HOLDINGS INC          COMMON STOCK      228368106         2,711     174,200  N    SOLE            174,200
CHARLOTTE RUSSE HLDG INC    COMMON STOCK      161048103           912      70,600  N    SOLE             70,600
COST PLUS INC-CALIF         COMMON STOCK      221485105         3,656     136,000  N    SOLE            136,000
CSG SYSTEMS INTL INC        COMMON STOCK      126349109         1,992     122,300  N    SOLE            122,300
CYTEC INDUSTRIES INC        COMMON STOCK      232820100         4,210      77,600  N    SOLE             77,600
DIEBOLD INC                 COMMON STOCK      253651103         4,383      79,900  N    SOLE             79,900
ELECTRO SCIENTIFIC INDS I   COMMON STOCK      285229100           859      44,300  N    SOLE             44,300
FOUNDRY NETWORKS INC        COMMON STOCK      35063R100         1,758     177,600  N    SOLE            177,600
GLOBAL POWER EQUIPMENT GR   COMMON STOCK      37941P108         3,151     328,900  N    SOLE            328,900
INTERVOICE INC              COMMON STOCK      461142101         3,818     340,600  N    SOLE            340,600
INVITROGEN CORP             COMMON STOCK      46185R100         3,564      51,500  N    SOLE             51,500
JACOBS ENGR GROUP INC       COMMON STOCK      469814107         3,479      67,000  N    SOLE             67,000
KENNAMETAL INC              COMMON STOCK      489170100         2,645      55,700  N    SOLE             55,700
NVIDIA CORP                 COMMON STOCK      67066G104         2,015      84,800  N    SOLE             84,800
NOVELLUS SYSTEMS INC        COMMON STOCK      670008101         1,981      74,100  N    SOLE             74,100
PERKINELMER INC             COMMON STOCK      714046109         3,334     161,600  N    SOLE            161,600
POLYCOM INC                 COMMON STOCK      73172K104         3,105     183,200  N    SOLE            183,200
POWER INTEGRATIONS INC      COMMON STOCK      739276103         1,788      85,600  N    SOLE             85,600
PAXAR CORP                  COMMON STOCK      704227107         3,877     181,700  N    SOLE            181,700
QLOGIC CORP                 COMMON STOCK      747277101         1,843      45,500  N    SOLE             45,500
SYMBOL TECHNOLOGIES INC     COMMON STOCK      871508107           895      61,800  N    SOLE             61,800
SYNOPSYS INC                COMMON STOCK      871607107         1,808      99,900  N    SOLE             99,900
SERENA SOFTWARE INC         COMMON STOCK      817492101         3,381     142,300  N    SOLE            142,300
TEKELEC INC                 COMMON STOCK      879101103         1,262      79,200  N    SOLE             79,200
TALBOTS INC                 COMMON STOCK      874161102         1,919      60,000  N    SOLE             60,000
THOMAS & BETTS CORP         COMMON STOCK      884315102         4,887     151,300  N    SOLE            151,300
WIND RIVER SYSTEMS INC      COMMON STOCK      973149107         2,665     176,700  N    SOLE            176,700
WARNACO GROUP INC           COMMON STOCK      934390402         3,462     144,000  N    SOLE            144,000


SM\6127\002\1306436.01